Acquisitions (Details 2)	12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2013 Shanghai Yuanbo Education Information and Consulting Corporation Ltd [Member] CNY	Jun. 30, 2012 Shanghai Yuanbo Education Information and Consulting Corporation Ltd [Member] CNY	Jun. 30, 2013 Shanghai Yuanbo Education Information and Consulting Corporation Ltd [Member] USD ($)
Fair value					7,272,337	7,331,002	$ 0
Decrease in fair value during the year						(58,665)
Settled during the year	(1,184,921)	(7,272,337)	0	0	(7,272,337)
Fair value		0				7,272,337	$ 0